Accounts Receivable, net - Summary (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable	¥ 280,911	¥ 302,200
Less: allowance for credit losses	(83,383)	(122,039)
Accounts receivable, net	197,528	180,161
Advertisement agent services
Accounts receivable	¥ 158,100	¥ 129,400	¥ 0
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days